Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Non-current assets:
Property, plant and equipment	$ 6,992,000	$ 6,659,000	$ 7,116,000
Intangible assets	9,562,000	7,707,000	5,255,000
Deposits and other receivables	402,000	332,000	345,000
Available for sale financial assets	353,000	310,000	321,000
Total non-current assets	17,309,000	15,008,000	13,037,000
Current assets:
Inventories	7,376,000	8,693,000	4,065,000
Trade receivables	20,926,000	15,285,000	16,497,000
Prepaid expenses and other receivables	4,214,000	3,172,000	3,170,000
Recoverable value added tax	688,000	470,000	541,000
Research tax credit receivable	3,248,000	1,902,000	2,865,000
Deposit	347,000	345,000	393,000
Cash and cash equivalents	2,948,000	20,202,000	8,288,000
Total current assets	39,747,000	50,069,000	35,819,000
Total assets	57,056,000	65,077,000	48,856,000
Equity:
Issued capital, euro 0.02 nominal value, 80,024,707 shares issued and outstanding at December 31, 2017 (75,030,078 and 59,166,741 at December 31, 2016 and 2015, respectively)	2,031,000	1,923,000	1,568,000
Share premium	204,952,000	189,029,000	165,536,000
Other capital reserves	33,313,000	28,257,000	16,864,000
Accumulated deficit	(235,712,000)	(209,553,000)	(184,766,000)
Other components of equity	(436,000)	(796,000)	(450,000)
Total equity (deficit)	4,148,000	8,860,000	(1,248,000)
Non-current liabilities:
Government grant advances and loans	5,030,000	5,144,000	5,385,000
Convertible debt and accrued interest	17,063,000	16,338,000	8,984,000
Provisions	1,532,000	1,306,000	1,396,000
Other liabilities	52,000	22,000	3,267,000
Deferred revenue	1,293,000	1,940,000	1,940,000
Total non-current liabilities	24,970,000	24,750,000	20,972,000
Current liabilities:
Trade payables	13,023,000	18,358,000	9,498,000
Interest-bearing financing of receivables	7,413,000	7,712,000	6,472,000
Government grant advances and loans	1,592,000	601,000	916,000
Convertible debt embedded derivative	0	0	6,091,000
Finance lease obligations	0	0	12,000
Other current liabilities	5,138,000	4,415,000	4,604,000
Deferred revenue	740,000	335,000	1,222,000
Provisions	32,000	46,000	317,000
Total current liabilities	27,938,000	31,467,000	29,132,000
Total equity and liabilities	$ 57,056,000	$ 65,077,000	$ 48,856,000